UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment            [ ] Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chou Associates Management Inc.
Address: 110 Sheppard Avenue East
         Suite 301, Box 18
         Toronto ON M2N 6Y8

Form 13F File Number: 028-12878

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Francis S.M. Chou
Title: CEO
Phone: (416) 214-0675

Signature, Place, and Date of Signing:


/s/ Francis S.M. Chou             Toronto, ON               May 11, 2012
------------------------   -------------------------   -------------------------
     (Signature)                 (City, State)                  (Date)

Report Type ( Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         34
Form 13F Information Table Value Total:    411,050
                                        (thousands)

List of Other Included Managers:

NONE

                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER             TITLE         CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ABITIBIBOWATER INC           COM NEW          003687209  38,018   2,662,338  SH         SOLE              2,662,338    0     0
BANK OF AMERICA CORPORATION  W EXP 01/16/201  060505146  32,319   6,950,400  SH         SOLE              6,950,400    0     0
BERKSHIRE HATHAWAY INC DEL   CL A             084670108  36,570         300  SH         SOLE                    300    0     0
BP PLC                       SPONSORED ADR    055622104     450      10,000  SH         SOLE                 10,000    0     0
CHINA YUCHAI INTL LTD        COM              G21082105     405      25,537  SH         SOLE                 25,537    0     0
CHUNGHWA TELECOM CO LTD      SPON ADR NEW11   17133Q502   4,063     132,088  SH         SOLE                132,088    0     0
CITIGROUP INC                COM NEW          172967424  14,986     410,000  SH         SOLE                410,000    0     0
COMPUCREDIT HLDGS CORP       NOTE 5.875%11/3  20478NAD2   5,706  13,150,000  PRN        SOLE             13,150,000    0     0
FLAGSTONE REINSURANCE HOLDIN COM              L3466T104  11,805   1,500,000  SH         SOLE              1,500,000    0     0
GAP INC DEL                  COM              364760108   9,815     375,490  SH         SOLE                375,490    0     0
GOLDMAN SACHS GROUP INC      COM              38141G104  20,521     165,000  SH         SOLE                165,000    0     0
JPMORGAN CHASE & CO          W EXP 10/28/201  46634E114  17,119   1,279,423  SH         SOLE              1,279,423    0     0
LEVEL 3 COMMUNICATIONS INC   NOTE 15.000%1/1  52729NBM1  36,964  3 ,250,000  PRN        SOLE             3 ,250,000    0     0
LEVEL 3 COMMUNICATIONS INC   NOTE 6.500%10/0  52729NBR0   2,354   1,470,000  PRN        SOLE              1,470,000    0     0
MANNKIND CORP                NOTE 3.750%12/1  56400PAA0   5,509   9,900,000  PRN        SOLE              9,900,000    0     0
MEDIA GEN INC                CL A             584404107   4,234     823,771  SH         SOLE                823,771    0     0
NOKIA CORP                   SPONSORED ADR    654902204     165      30,000  SH         SOLE                 30,000    0     0
OFFICE DEPOT INC             COM              676220106   4,496   1,303,301  SH         SOLE              1,303,301    0     0
ORCHARD SUPPLY HARDWARE STOR CL A             685691404     451      21,845  SH         SOLE                 21,845    0     0
OVERSTOCK COM INC DEL        COM              690370101  12,105   2,310,209  SH         SOLE              2,310,209    0     0
PRIMUS TELECOMMUNICATIONS GR COM              741929301   7,252     451,022  SH         SOLE                451,022    0     0
QIAO XING MOBILE COMM CO LTD SHS              G73031109   1,584   1,584,397  SH         SOLE              1,584,397    0     0
RADIOSHACK CORP              COM              750438103   8,049   1,294,071  SH         SOLE              1,294,071    0     0
RYANAIR HLDGS PLC            SPONSORED ADR    783513104     980      27,000  SH         SOLE                 27,000    0     0
SANOFI                       SPONSORED ADR    80105N105  15,888     410,000  SH         SOLE                410,000    0     0
SEARS HLDGS CORP             COM              812350106  45,295     683,700  SH         SOLE                683,700    0     0
SK TELECOM LTD               SPONSORED ADR    78440P108   2,365     170,000  SH         SOLE                170,000    0     0
SPRINT NEXTEL CORP           COM SER 1        852061100  17,451   6,123,200  SH         SOLE              6,123,200    0     0
SYMETRA FINL CORP            COM              87151Q106   2,006     174,000  SH         SOLE                174,000    0     0
UTSTARCOM HOLDINGS CORP      USD ORD SHS      G9310A106   1,808   1,247,051  SH         SOLE              1,247,051    0     0
VALEANT PHARMACEUTICALS INTL COM              91911K102   4,101      76,377  SH         SOLE                 76,377    0     0
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209     277      10,000  SH         SOLE                 10,000    0     0
WATSON PHARMACEUTICALS INC   COM              942683103  35,904     535,400  SH         SOLE                535,400    0     0
WELLS FARGO & CO NEW         W EXP 10/28/201  949746119  10,035     997,500  SH         SOLE                997,500    0     0